Annual Fund Operating Expenses - Abraham Fortress Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2035
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.54%
Other Expenses (as a percentage of Assets):	0.63%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	0.74%	[2]
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.54%
Other Expenses (as a percentage of Assets):	0.54%	[1]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	0.65%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.54%
Other Expenses (as a percentage of Assets):	0.63%	[1]
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.39%)	[2]
Net Expenses (as a percentage of Assets)	1.74%	[2]

[1]	“Other expenses” include expenses of the Fund’s Subsidiary (defined below). The Advisor receives no compensation for the services it provides to the Subsidiary. “Other expenses” do not include direct costs or indirect costs associated with any over-the-counter (“OTC”) derivatives that provide the Fund with exposure to the Diversifying Strategy (defined below), either directly or through the Subsidiary, which is the primary manner in which the Fund intends to obtain exposure to the Fund’s Diversifying Strategy. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the trading programs in the Diversifying Strategy. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. Investors should note that the cost of any investment in a derivative instrument such as a total return swap may fluctuate from time to time. In addition to the derivative counterparty fees, the advisor anticipates that any investment in the Diversifying Strategy through a derivative instrument will indirectly subject the Fund to aggregate management fees and performance-based incentive fees. For the Fund’s fiscal year ended June 30, 2025, the aggregate weighted average management fee, including fees to the counterparty, and the weighted average incentive performance fee associated with the Diversifying Strategy were approximately 0.76% of the Diversifying Strategy’s notional exposure and 22.79% of the Diversifying Strategy’s trading profits, respectively. Incentive/performance fees cannot be meaningfully estimated but generally range from 0% to 35% of the trading profits of the Diversifying Strategy.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, fees and costs associated with derivatives, dividend and interest expenses on short sales, all trading or investment related expenses, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation expenses)) do not exceed 0.75%, 0.65%, and 1.75% of the average daily net assets of Class I, Class K and Class C shares of the Fund, respectively. This agreement is effective through October 31, 2035, and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.